RISK MANAGEMENT - Liquidity Risk - Undiscounted cash flows of commitment loans (Details) - Liquidity risk - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	$ 32,968,149	$ 24,796,126
Financial guarantee contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	4,185,260	2,488,242
Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	1,488,505	953,289
Overdraft facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	923,257	67,126
Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	23,931,872	20,574,062
Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	2,206,924	614,137
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	232,331	99,270
Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	31,310,022	24,223,428
Not later than one month [member] | Financial guarantee contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	3,370,344	2,488,242
Not later than one month [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	1,431,833	953,289
Not later than one month [member] | Overdraft facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	923,257	67,126
Not later than one month [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	23,319,980	20,054,171
Not later than one month [member] | Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	2,032,277	561,330
Not later than one month [member] | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	232,331	99,270
Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	840,483	162,258
Later than one month and not later than six months [member] | Financial guarantee contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	480,872
Later than one month and not later than six months [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	56,145
Later than one month and not later than six months [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	128,819	109,451
Later than one month and not later than six months [member] | Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	174,647	52,807
Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	247,782	82,088
Later than six months and not later than one year [member] | Financial guarantee contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	150,640
Later than six months and not later than one year [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	527
Later than six months and not later than one year [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	96,615	82,088
Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	569,862	328,352
Later than one year [member] | Financial guarantee contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	183,404
Later than one year [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	$ 386,458	$ 328,352